PROVISION FOR JUDICIAL LIABILITIES - Provision for possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 10,069,164	R$ 10,779,908
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair Value Adjustment Of Probable Contingencies	2,865,364
Tax
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	6,379,823	7,504,398
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	293,904	279,934
Civil
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 3,395,437	R$ 2,995,576